IL ANNUITY AND INSURANCE COMPANY LETTERHEAD


October 1999

Dear Contractholder:

As a Visionary Variable Annuity[TM] contractholder, we are providing you with semiannual fund reports from Visionary Choice's[TM] five fund managers. Please note that we have furnished reports for not only those funds in which you are investing, but all the fund options available in the Visionary Variable Annuity[TM] product. These reports will provide an update on each fund's performance as of June 30, 1999.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity[TM] from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/Greg Carney
Greg Carney
President

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Semi-Annual Report of Alger American Small Capitalization Portfolio dated June 30, 1999, that was filed with the Securities and Exchange Commission ("Commission") on August 30, 1999, (File No. 811-05550).

Document 2. The Semi-Annual Report of Alger American MidCap Growth Portfolio dated June 30, 1999, that was filed with the Commission on August 30, 1999 (File No. 811-05550).

Document 3. The Semi-Annual Report of the OCC Accumulation Trust dated June 30, 1999, that was filed with the Commission on August 23, 1999, (File No. 811-08512).

Document 4. The Semi-Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 1999, that was filed with the Commission on August 13, 1999, (File No. 811-07145).

Document 5. The Semi-Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 1998, that was filed with the Commission on August 13, 1999, (File No. 811-07145).

Document 6. The Semi-Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 1999, that was filed with the Commission on August 24, 1999, (File No. 811-05083).

Document 7. The Semi-Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 1999, that were filed with the Commission on August 27, 1999, (File No. 811-07205).

IL ANNUITY AND INSURANCE COMPANY LETTERHEAD


October 1999

Dear Contractholder:

As a Visionary Choice Variable Annuity[TM] contractholder, we are providing you with semiannual fund reports from Visionary Choice's[TM] eight fund managers. Please note that we have furnished reports for not only those funds in which you are investing, but all the fund options available in the Visionary Choice Variable Annuity[TM] product. These reports will provide an update on each fund's performance as of June 30, 1999.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity[TM] from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at:
888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/Greg Carney
Greg Carney
President

The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Semi-Annual Report of Alger American Small Capitalization Portfolio dated June 30, 1999, that was filed with the Securities and Exchange Commission ("Commission") on August 30, 1999, (File No. 811-05550).

Document 2. The Semi-Annual Report of Alger American MidCap Growth Portfolio dated June 30, 1999, that was filed with the Commission on August 30, 1999 (File No. 811-05550).

Document 3. The Semi-Annual Report of the OCC Accumulation Trust dated June 30, 1999, that was filed with the Commission on August 23, 1999, (File No. 811-08512).

Document 4. The Semi-Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 1999, that was filed with the Commission on August 13, 1999, (File No. 811-07145).

Document 5. The Semi-Annual Report of T. Rowe Price International Stock Portfolio dated December 31, 1998, that was filed with the Commission on August 13, 1999, (File No. 811-07145).

Document 6. The Semi-Annual Report of SoGen Overseas Variable Fund dated June 30, 1999, that was filed with the Commission on August 30, 1999, (File No. 811-09092).

Document 7. The Semi-Annual Report of Royce Capital Fund dated June 30, 1999, that was filed with the Commission on September 2, 1999, (File No. 811-07537).

Document 8. The Semi-Annual Report of SAFECO Resource Series Trust Equity Portfolio and Growth Portfolio dated June 30, 1999, that was filed with the Commission on August 24, 1999, (File No. 811-04717).

Document 9. The Semi-Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 1999, that was filed with the Commission on August 24, 1999, (File No. 811-05083).

Document 10. The Semi-Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 1999, that were filed with the Commission on August 27, 1999, (File No. 811-07205).